Investment Properties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Properties
Land		$ 659,808	$ 660,605
Buildings and improvements		4,065,122	4,000,309
Total land, buildings and improvements		4,724,930	4,660,914
Furniture, fixtures and equipment		64,775	63,915
Investment properties at cost	5,260,411	4,789,705	4,724,829
Less - accumulated depreciation	2,047,284	1,974,949	1,832,035
Investment properties at cost, net	3,213,127	2,814,756	2,892,794
Construction in progress included above		$ 35,837	$ 52,641